Share capital - Disclosure of warrants (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 112,575	$ 165,821
Warrants exercised	40,507	3,071
Equity, closing balance	$ 273,516	$ 112,575
Warrants
Reconciliation of number of warrants issued [Abstract]
Number of warrants issued, opening balance	0	1,172
Warrants exercised	(1,172)
Number of warrants issued, closing balance		0
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 0	$ 906
Warrants exercised	(906)	(906)
Equity, closing balance	$ 0	$ 0